Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Trade and Other Receivables

	2020 £m	2019 £m
Trade receivables, net of loss allowance	5,549	5,487
Accrued income	13	7
Other prepayments	359	316
Interest receivable	3	3
Employee loans and advances	11	13
Other receivables	1,017	1,376

	6,952	7,202

Summary of Loss Allowance

Loss allowance	2020 £m	2019 £m
At 1 January	130	128
Exchange adjustments	(4)	(3)
Charge for the year	41	16
Subsequent recoveries of amounts provided for	(8)	(5)
Utilised	(8)	(6)

At 31 December	151	130